20 Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [abstract]
Schedule of provisions
	2020 £’000	2019 £’000	2018 £’000
Opening provision at 1 January	97	165	–
Provision (released)/recognised in the year	(47)	(68)	165
At 31 December	50	97	165
Less: non-current portion	(50)	–	(165)
Current portion	–	97	–